LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 02, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		$ 60,508,354	$ 60,902,362
Additions	$ 2,821,761	26,665,117	7,401,691
Modifications		(2,155,197)	(439,897)
Depreciation expense		(4,047,249)	(6,684,764)
Foreign currency translation adjustment		804,638	(671,038)
Right-of-use assets, end balance		81,775,663	60,508,354
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		59,375,131	60,297,423
Additions		26,066,653	6,661,404
Modifications		(2,121,635)	(450,567)
Depreciation expense		(3,878,335)	(6,497,931)
Foreign currency translation adjustment		786,001	(635,198)
Right-of-use assets, end balance		80,227,815	59,375,131
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		1,133,223	604,939
Additions		598,464	740,287
Modifications		(33,562)	10,670
Depreciation expense		(168,914)	(186,833)
Foreign currency translation adjustment		18,637	(35,840)
Right-of-use assets, end balance		$ 1,547,848	$ 1,133,223